Revenues - Schedule of Company’s Revenues Disaggregated by Service Lines (Details)	6 Months Ended
	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties	$ 6,654,671	$ 5,216,078	$ 6,654,671	$ 5,216,078	$ 4,470,089
Brokerage Services [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties			1,593,231		1,531,193
Brokerage Services [Member] | Related Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties					2,100
Property Management [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties			2,695,025	2,112,420	1,983,553
Property Management [Member] | Related Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties
Emerging and Other Services [Member] | Independent Third Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties			2,366,415	1,854,848	948,223
Emerging and Other Services [Member] | Related Parties [Member]
Schedule of Company’s Revenues Disaggregated by Service Lines [Line Items]
Independent Third Parties					$ 5,020